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                 PRODUCT INFORMATION NOTICE DATED MAY 27, 2010

FUND ADDITIONS:

EFFECTIVE JULY 15, 2010, THE FOLLOWING FUNDS ARE ADDED AS INVESTMENT OPTIONS FOR YOUR CONTRACT:

FUNDING OPTION                     INVESTMENT OBJECTIVE SUMMARY                    INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Core    Seeks long-term capital           Wells Fargo Funds Management, LLC.
Equity Fund                      appreciation                      Sub-advised by Wells Capital Management
Wells Fargo Advantage VT         Seeks long-term capital           Wells Fargo Funds Management, LLC.
International Core Fund          appreciation                      Sub-advised by Wells Capital Management
Wells Fargo Advantage VT Omega   Seeks long-term capital           Wells Fargo Funds Management, LLC.
Growth Fund                      appreciation                      Sub-advised by Wells Capital Management
Wells Fargo Advantage VT Small   Seeks long-term capital           Wells Fargo Funds Management, LLC.
Cap Growth Fund                  appreciation                      Sub-advised by Wells Capital Management
Wells Fargo Advantage VT Small   Seeks long-term capital           Wells Fargo Funds Management, LLC.
Cap Value Fund                   appreciation                      Sub-advised by Wells Capital Management

REORGANIZATION

The Evergreen Funds' Boards of Trustees has approved the reorganization of the Merging Funds in the Acquiring Funds listed in the table below:

                        MERGING FUND                                                    ACQUIRING FUND
-------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fundamental Large Cap Fund                        Wells Fargo Advantage VT Core Equity Fund
Evergreen VA Growth Fund                                       Wells Fargo Advantage VT Small Cap Growth Fund
Evergreen VA International Equity Fund                         Wells Fargo Advantage VT International Core Fund
Evergreen VA Omega Fund                                        Wells Fargo Advantage VT Omega Growth Fund
Evergreen VA Special Values Fund                               Wells Fargo Advantage VT Small Cap Value Fund

Subject to shareholder approval, all assets of the Merging Fund will be transferred into the Acquiring Fund. Shareholders of the Merging Fund will receive shares of Acquiring Fund. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about July 16, 2010.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on July 15, 2010. As a result of the reorganization, if any of your Contract Value is currently invested in the Merging Fund Sub-Account, that Contract Value will be merged into the Acquiring Fund Sub-Account. If any portion of your future Premium Payments is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about July 16, 2010, any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account. Effective as of the close of business on or about July 16, 2010, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

FUND NAME CHANGE:

Effective on or about the close of business on July 16, 2010, the Wells Fargo Advantage VT International Core Fund will be renamed the Wells Fargo Advantage VT International Equity Fund.

    THIS PRODUCT INFORMATION NOTICE SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV-8030